Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties:
Related Parties

9.               RELATED PARTIES

During the years ended December 31, 2011, 2010 and 2009, the Group had the following transactions and current balances in settlement with related parties:

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	–	–	176,105	(56)	176,049
Usipar	72,114	61,189	–	–	80,544	–	80,544
TPTU	5,664	11	–	–	5	(633)	(628)
TRMZ	4,446	1,629	–	–	191	(1,221)	(1,030)
Other	202	10	–	–	18	(17)	1
Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010				Balances at December 31, 2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Calridge	–	–	161	87,836	–	–	–
Related metallugrical plants	1,228,542	419,786	1,390	–	512,018	(91,843)	420,175
Metallurg-Trust	36	220,168			127,760	(4,232)	123,528
Laminorul	1,140	12,231	–	–	–	–	–
TPTU	2,857	12	–	–	189	(71)	118
TRMZ	4,043	1,378	1,278	–	161	(545)	(384)
TPP Rousse	–	19,196	–	–	–	–	–
Nerungribank	60	–	49	–	–	–	–
Usipar	7,456	13,372	–	–	42,214	–	42,214
Other	172	29	211	–	–	(3)	(3)
Total	1,244,306	686,172	3,089	87,836	682,342	(96,694)	585,648

	2009
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge	–	–	(822)	16,449
Related metallugrical plants	117,828	57,206	186	–
Laminorul	1,442	5,356	–	–
Mechel Fund	–	14	(53)	–
RIKT	173	–	–	–
TPTU	1,977	14	–	–
TRMZ	6,114	513	154	–
TPP Rousse	–	43,782	–	–
Coalmetbank	766	214	(9,506)	113,694
Other	256	5	(94)	–
Total	128,556	107,104	(10,135)	130,143

(a)        Transactions with the related metallurgical plants

In the second half of 2009, certain Russian and foreign metallurgical plants and trading companies, which were formerly part of the Estar Group or controlled by the Estar Group shareholders (“the related metallurgical plants”) became related parties to the Group through Mechel’s representation on the board of directors, management and other arrangements. In 2009, the companies that had business transactions with the Group were as follows: Volga Fest, Rostov Electrometallurgical Plant, Vostochnaya Mine, Experimental TES, Zlatoust Metallurgical Plant, Guryevsk Metallurgical Plant, Volgograd Small Diameter Pipe Plant (“VSDPP”), and Engels Pipe Plant (“EPP”). In addition, in 2010, the Group started transactions with Donetsk Electrometallurgical Plant, Invicta Merchant Bar, Metrus Trading GmbH, MIR Steel, Nytva, Estar Egypt for Industries. These transactions were carried in the joint interest of both parties in expanding the Group’s operations and products range on the steel market and allowing the related metallurgical plants access to the Group’s strong supply and sales network.

In August 2011, the Group acquired 100% of Invicta Merchant Bar Ltd., a steel plant located in Queenborough, the United Kingdom. In December 2011, the Group acquired Donetsk Electrometallurgical Plant (refer to Note 3(a)).

During the years ended December 31, 2011, 2010 and 2009, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

·                 Re-selling of goods purchased by the Group either from third parties or entities of the former Estar group to the related metallurgical plants. Proceeds related to these sales amounted to $203,134, $227,512 and $9,002 in the years ended December 31, 2011, 2010 and 2009, respectively.

For part of such transactions, the Group determined that it functioned as a principal, and the amounts of $187,831, $201,186 and $nil were included in revenue from sale of goods in the consolidated statements of income and comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009, respectively. In 2011, 2010 and 2009, these sales included $54,167, $65,774 and $nil, respectively, of goods produced by the related metallurgical plants and resold further to other entities of the former Estar group.

For the other part of such transactions, the Group determined that their results should be recognized as operating gains. Therefore, they are reported, net of related costs, within other operating income (expenses), net in the consolidated statements of income and comprehensive income in the amount of $2,308, $1,194 and $186 for the years ended December 31, 2011, 2010 and 2009, respectively.

·                 Revenues from sales of products manufactured by the Group and services rendered to the related metallurgical plants amounted to $231,217, $218,603 and $57,206 for the years ended December 31, 2011, 2010 and 2009, respectively.

·                 Cost of the related metallurgical plants’ products used in the Group’s production amounted to $283,804, $174,821 and $4,683 for the years ended December 31, 2011, 2010 and 2009, respectively.

·                 Cost of goods produced by the related metallurgical plants and further sold by the Group to third party customers amounted to $1,221,419, $974,206 and $113,145, including transportation costs, for the years ended December 31, 2011, 2010 and 2009, respectively. For such transactions, the Group determined that it functioned as a principal, and the amounts of $1,293,487, $1,051,184 and $123,653 were included in revenue from the sale of goods in the consolidated statement of income and comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009, respectively.

The related metallurgical plants used raw materials and semi-finished goods purchased from the Group in their production. The Group concluded that its sales to the related metallurgical plants and the Group’s purchases from these entities were not in contemplation with each other and are reported separately in the statement of income and comprehensive income (loss).

In 2011, the Group’s operations with certain related metallurgical plants (namely VSDPP, EPP and MIR Steel) started to be carried out on tolling terms. Revenues from sales of products (steel pipe, basis steel coils and sheets) manufactured by the related metallurgical plants for the Group under the tolling agreements amounted to $274,466 for the year ended December 31, 2011. The related cost of goods sold for these transactions amounted to $262,511 for the year ended December 31, 2011. This cost includes cost of tolling services provided by the related metallurgical plants of $35,614.

In November 2011, the owners of the related metallurgical plants and the Group entered into a loan agreement pursuant to which a loan of $944,530 was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major related metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the related metallurgical plants to repay most of the accounts receivable owed to the Group. The loan was approved by the lenders as part of the waivers received in April 2012.According the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group is entitled to enforce the pledge over the pledged related metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service.

Based on the combined design of the above mentioned loan and trading agreements, the Group has determined that the related metallurgical plants are Variable Interest Entities (“VIEs”), and that the Group is not the primary beneficiary of the related metallurgical plants. The Group is limited in its exposure to risks by the net amounts receivable from the related metallurgical plants.

During the years ended December 31, 2011, 2010 and 2009, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2011	2010	2009
Revenues
Steel segment products sales	314,297	387,215	41,873
Ferroalloy segment products sales	36,141	19,002	–
Mining segment products sales	4,315	9,150	6,899
Other revenues*	64,295	4,419	8,434
	419,048	419,786	57,206
Costs and expenses
Cost of goods for resale, production and operating expenses	1,528,053	1,213,426	115,448
Transportation expenses	27,573	14,993	2,371
Other expenses	128	123	9
	1,555,754	1,228,542	117,828

	December 31,2011	December 31,2010
Assets
Trade accounts receivable	83,910	183,106
Prepayments and other current assets	29,985	328,912
Loans issued	944,530	–
	1,058,425	512,018
Liabilities
Trade accounts payable	129,630	91,122
Advanced received and other payables	48,115	721
	177,745	91,843

*     including power segment sales and services provided to related metallurgical plants by all segment companies

Inventories in stock purchased from these entities amounted to $184,992 and $161,789 as of December 31, 2011 and 2010, respectively.

(b)        Metallurg-Trust

In 2010, the Group started transactions with a trading company Metallurg-Trust, a party which can be significantly influenced by the Group through business relationships. Metallurg-Trust is mostly involved in reselling the goods produced by Russian metallurgical plants described in Note 9(a) above on the domestic market and supplying raw materials and semi-finished goods. During the years ended December 31, 2011 and 2010, the Group sold to Metallurg-Trust $422,989 and $220,168, respectively, of pig iron and semi-finished goods produced by CMP for further supply to the Russian metallurgical plants mentioned above. Receivables from Metallurg-Trust amounted to $176,105 and $127,760 as of December 31, 2011 and 2010, respectively. The Group provided to Metallurg-Trust extended credit terms varying from 90 to 180 days. No allowance was created against this amount as the Group considers it to be fully collectible.

(c)        Usina Siderurgica do Para Ltda (Usipar)

Usipar is a steel company located in Brazil, owned by the Controlling Shareholder, and it became a related party of the Group in September 2010. As of December 31, 2011, the Group had trade accounts receivables from Usipar and prepayments made to Usipar in the amount of $23,841 and $56,703, respectively. As of December 31, 2010, the Group had trade accounts receivable from Usipar and prepayments made to Usipar in the amount of $13,372 and $28,841, respectively. The Group provided to Usipar the extended credit terms varying from 180 to 360 days. No allowance was created against this amount as the Group considers it to be fully collectible. During the year ended December 31, 2011, the Group’s purchases of pig iron amounted to $72,114, and the Group’s sales of coke and other raw materials to Usipar amounted to $61,189. The Group further sold such pig iron to third party customers. For such transactions, the Group determined that it functioned as a principal, and the amount of $75,683 was included in revenue from the sale of goods in the consolidated statement of income and comprehensive income for the year ended December 31, 2011. During the period from September 2010 through December 31, 2010, the Group’s purchases of pig iron amounted $7,456, and the Group’s sales of coke and other raw materials to Usipar amounted to $13,372.

(d)        Laminorul S.A.

In October 2009, the Group became a related party to Laminorul S.A., a steel company located in Romania, through representation in the Administrative Council. The Group entered into agreement for materials processing with Laminorul S.A. in June 2009. During the period from October 2009 through December 31, 2009, the Group’s sales to Laminorul S.A. amounted to $5,356, the Group’s purchases of materials processing services from Laminorul S.A. amounted to $1,442. As of December 31, 2009, accounts receivable from Laminorul S.A. were $6,824.

On February 25, 2010, the Group acquired 100% of the shares of Donau Commodities SRL, which held a 90.9% ownership interest in Laminorul S.A. During the period from January 2010 through February 25, 2010, the Group’s sales to Laminorul S.A. amounted to $12,231 and the Group’s purchases of materials processing services from Laminorul S.A. amounted to $1,140.

(e)        Tomusinskiy Transportation Management Center (TPTU)

The Group subsidiaries own 40% of the ordinary shares in TPTU, which provides transportation services. During the years ended December 31, 2011, 2010 and 2009, the Group purchased transportation services in the amounts of $5,664, $2,857 and $1,977, respectively.

(f)         Tomusinskiy Auto Repair Shop (TRMZ)

The Group subsidiaries own 25% of the ordinary shares in TRMZ, which provides auto repair services. During the years ended December 31, 2011, 2010 and 2009, the Group purchased repair services in the amounts of $4,797, $4,043 and $6,114, respectively.

(g)        TPP Rousse

The Group’s subsidiaries owned 49% of the common shares in TPP Rousse until December 9, 2010, when the Group purchased the remaining 51% of the common shares of TPP Rousse and has been consolidating it from that date.

During the period from January 1, 2010 through December 8, 2010, and the year ended December 31, 2009, the Group’s sales to TPP Rousse amounted to $19,196 and $43,782, respectively. As of December 31, 2009, the Group had accounts receivable from TPP Rousse in the amounts of $5,542.

(h)        Calridge Ltd.

Calridge Ltd. is a company wholly owned by the Controlling Shareholder. During the year ended December 31, 2009, the Group issued loans to Calridge Ltd. in the amount of $16,449, which were fully repaid as of December 31, 2009. Interest income received from these loans issued comprised $822 in 2009.

In 2009, the Group also transferred cash under the asset management agreement in the amount of $54,807 to Coalmetbank. The bank further used these funds to acquire promissory notes issued by Calridge Ltd. bearing interest at 8.6-14.5% p.a.

The outstanding amounts of Calridge Ltd. promissory notes as of December 31, 2009 were $59,030, $51,875 of such promissory notes held by the Group in the Coalmetbank trust accounts was included in the short-term loans issued to third parties as of December 31, 2009, $4,863 and $2,292 of other balances with Calridge Ltd. within receivables from related parties and long-term investments in related parties, respectively.

During the year ended December 31, 2010, the Group issued U.S. dollar-denominated loans to Calridge Ltd. in the total amount of $135,336 bearing interest at 4%-8.5% p.a., which were fully repaid as of December 31, 2010. Interest income from these loans issued amounted to $358 in 2010. During the year ended December 31, 2010, the Group also obtained loans from Calridge Ltd. in the amount of $47,500 bearing interest at 3.5%-11.5%, which were fully repaid as of December 31, 2010. Interest expense comprised $322 in 2010. In January and February 2010, Calridge Ltd. settled the whole amount of its outstanding promissory notes to Coalmetbank, and Coalmetbank repaid the total amount of $59,030 to the Group. Interest income received from these loans issued comprised $125 in 2010.

(i)         Coalmetbank

Coalmetbank (formerly referred to as Uglemetbank) is a middle size regional bank, which provides mostly cash settlement services for the Group. In the period from June 30, 2008 through November 28, 2009, the Group participated in the board of directors of Coalmetbank. In addition, the Group held a significant ownership interest therein from November 19, 2008 through September 18, 2009. The Group’s ownership interest in Coalmetbank was 18.98% as of December 31, 2009.

During the period from January 1, 2009 through November 28, 2009, the Group acquired promissory notes from Coalmetbank in the amount of $58,887 bearing interest at 9-9.2% p.a. In addition, the Group provided funds under the asset management agreement to Coalmetbank in the amount of $54,807. The total amount of income received under the asset management agreement was $9,506 in 2009.

(j)         Mechel Fund

Mechel Fund (Penfosib) is a non-governmental pension fund which provides pension insurance to the Group’s employees, who are members of pension plans.

In June 2009, the Group sold its interest of 18.98% in Coalmetbank to Mechel Fund for $2,343 paid in cash, and Mechel Fund increased its share in Coalmetbank up to 97.87%.

In September 2009, the Group recalled its representatives from the Mechel Fund Council, formally severed all links to Mechel Fund as a founding party and refrained from participation in the operating management of Mechel Fund. Consequently, effective from September 18, 2009, the Group does not consider Mechel Fund as its related party.

(k)        Nerungribank

Nerungribank OOO is a commercial bank located in Nerungri, the Republic Sakha, which provides a range of banking services to local clients. The Group subsidiaries owned 43.6% of the ordinary shares in Nerungribank during the period from January 2010 through April 2010. On April 2, 2010, in addition to the existing interest, the Group acquired 40.58% and during the period from June through December 2010, the Group acquired 9.69% of the common shares of Nerungribank. During the period when Nerungribank was a related party to the Group, the amount of interest income received was $49. The Group’s purchases of banking service amounted $60. On December 28, 2010, the Group sold 93.06% of the ordinary shares in Nerungribank to a third party, and since that date Nerungribank is no longer considered a related party to the Group.